Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jan. 01, 2012 flare	Mar. 31, 2012 flare Y	Mar. 31, 2011
Contingencies
Accrual related to LUU Flares litigation settlement	$ 25,500	$ 25,500
Additional warranty accrual	7,800	10,700
Maximum number of flares	76,000	76,000
Unbilled receivables for contract claims		131,379
Environmental liabilities discount rate, net of estimated inflation (as a percent)		1.00%	2.50%
Environmental receivable discount rate, net of estimated inflation (as a percent)		1.00%	2.50%
Treasury constant maturities rate used to estimate discount rate (in years)		20
Estimated inflationary factor (as a percent)		1.90%
Rounding precision of estimated inflationary factor (as a percent)		0.25%
Environmental remediation
Amounts (payable) receivable		(61,227)	(59,869)
Unamortized discount		3,731	7,983
Present value amounts (payable) receivable		(57,496)	(51,886)
Amounts (payable) receivable		35,638	34,337
Unamortized discount		(1,925)	(3,862)
Present value amounts (payable) receivable		33,713	30,475
Discounted liability recorded in other current liabilities		5,135	4,160
Discounted liability recorded in other long-term liabilities		52,361	47,726
Discounted receivable recorded in other current assets		4,825
Discounted receivable recorded in other non-current assets		28,888
Threshold for Hercules to indemnify the Company for environmental remediation		50,000
Aggregate undiscounted amounts payable for environmental remediation costs, net of expected recoveries
Fiscal 2013		310
Fiscal 2014		2,327
Fiscal 2015		304
Fiscal 2016		2,572
Fiscal 2017		2,016
Thereafter		18,060
Accrual for Environmental Loss Contingencies Net of Recoveries		25,589
Minimum
Acquisitions
Estimated discounted reasonably possible costs of environmental remediation		57,496
Period beyond balance sheet date for classifying the environmental remediation as non-current (in years)		1
Maximum
Acquisitions
Estimated discounted reasonably possible costs of environmental remediation		79,755
Thiokol | Environmental Remediation Cost Sharing Level 1 | Maximum
Acquisitions
Threshold for environmental remediation if costs are not recovered through U.S. Government contracts		29,000
Thiokol | Environmental Remediation Cost Sharing Level 2 | Minimum
Acquisitions
Threshold for environmental remediation if costs are not recovered through U.S. Government contracts		29,000
Thiokol | Environmental Remediation Cost Sharing Level 2 | Maximum
Acquisitions
Threshold for environmental remediation if costs are not recovered through U.S. Government contracts		49,000
Thiokol | Environmental Remediation Cost Sharing Level 3 | Minimum
Acquisitions
Threshold for environmental remediation if costs are not recovered through U.S. Government contracts		$ 49,000